New accounting requirements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
New accounting requirements
4. New accounting requirements

The following new and amended accounting standards have been issued
 by the IASB and are likely to affect future Annual Reports.

An amendment to IFRS 3

‘Business combinations’

was issued in October 2018 and will be implemented by the Group in
2020. The amendment clarifies the definition of a business and permits a simplified initial assessment of whether an acquired set of activities and assets is a group of assets rather than a business.
The amendment will apply prospectively to acquisitions completed after its implementation date and will not change the accounting for any acquisitions before that date.
‘Interest rate benchmark reform – Amendments to IFRS
9
, IAS
39
and IFRS
7
’ was issued in
September 2019
and will be implemented by the Group
from

1
J
anuary

2020
. These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments referencing the current interest rate benchmarks are amended as a result of the ongoing
interest rate benchmark reforms.
The amendments are not expected to have a material impact on the results or financial position of the Group.